RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
A reconciliation of net assets available for benefits per the financial statements to Form 5500 as of December 31, 2025 and December 31, 2024 is as follows:

	December 31, 2025	December 31, 2024
Net assets available for benefits per the financial statements	$126,581,122	$120,422,135
Less: Amounts allocated to withdrawing participants	—	—
Net assets available for benefits per Form 5500	$126,581,122	$120,422,135

A reconciliation of benefits paid to participants per the financial statements to Form 5500 for the year ended December 31, 2025 is as follows:

December 31, 2025
Benefits paid to participants per the financial statements	$18,828,706
Add: Amounts allocated to withdrawing participants at December 31, 2025	—
Less: Amounts allocated to withdrawing participants at December 31, 2024	—
Benefits paid to participants per Form 5500	$18,828,706